Insurance contracts and private pension (Details 2) - Insurance [Member] - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Estimate Of Present Value Of Future Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Opening Balance - 01/01	R$ 86	R$ (145)
Realization of Insurance Contractual Margin
Actuarial Remeasurements	1,557	1,266
Income from Insurance Contracts and Private Pension	1,557	1,266
New Recognized Insurance Contracts	(6,760)	(5,943)
Financial Income from Insurance Contracts and Private Pension	(152)	18
Recognized in Income for the period	(76)	(59)
Recognized in Other Comprehensive Income	(76)	77
Premiums Received, Claims and Other Expenses Paid	5,415	4,890
Closing Balance	146	86
Contractual service margin [member]
IfrsStatementLineItems [Line Items]
Opening Balance - 01/01	5,215	4,756
Realization of Insurance Contractual Margin	(5,194)	(4,554)
Actuarial Remeasurements	(1,151)	(1,198)
Income from Insurance Contracts and Private Pension	(6,345)	(5,752)
New Recognized Insurance Contracts	6,743	5,921
Financial Income from Insurance Contracts and Private Pension	315	290
Recognized in Income for the period	315	290
Recognized in Other Comprehensive Income
Premiums Received, Claims and Other Expenses Paid
Closing Balance	5,928	5,215
Risk Adjustments For Nonfinancial Risk [Member]
IfrsStatementLineItems [Line Items]
Opening Balance - 01/01	283	270
Realization of Insurance Contractual Margin
Actuarial Remeasurements	(10)	(37)
Income from Insurance Contracts and Private Pension	(10)	(37)
New Recognized Insurance Contracts	17	22
Financial Income from Insurance Contracts and Private Pension	(1)	28
Recognized in Income for the period	13	14
Recognized in Other Comprehensive Income	(14)	14
Premiums Received, Claims and Other Expenses Paid
Closing Balance	289	283
Total One [Member]
IfrsStatementLineItems [Line Items]
Opening Balance - 01/01	5,584	4,881
Realization of Insurance Contractual Margin	(5,194)	(4,554)
Actuarial Remeasurements	396	31
Income from Insurance Contracts and Private Pension	(4,798)	(4,523)
New Recognized Insurance Contracts
Financial Income from Insurance Contracts and Private Pension	162	336
Recognized in Income for the period	252	245
Recognized in Other Comprehensive Income	(90)	91
Premiums Received, Claims and Other Expenses Paid	5,415	4,890
Closing Balance	R$ 6,363	R$ 5,584